23 Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Tax
Schedule of movement on the deferred tax account

The movement on the deferred tax account is as shown below:

	2019 £’000	2018 £’000	2017 £’000
Liability at 1 January	–	–	–
Arising on business combination	–	–	–
Credited to income on impairment and amortisation of intangibles	–	–	–
Credited to income statement	–	–	–
Foreign exchange gain	–	–	–
Liability at 31 December	–	–	–

Schedule of unused tax losses carried forward

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2019	49,565	8,426
31 December 2018	40,741	6,926
31 December 2017	38,377	6,639

Schedule of deferred tax liability

Details of the deferred tax liability are as follows:

2019	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,581	(1,581)	–

2018	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,690	(1,690)	–

2017	Asset £’000	Liability £’000	Net £’000
Business Combinations	2,599	(2,599)	–